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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

                                  May 5, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account A
     File Nos. 333-133674 and 811-05382
     Rule 497(j) Certification
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Commissioners:

   On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and Statement of Additional Information dated May 1, 2011 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the Account filed with the Commission on April 19, 2011.

   Please call the undersigned at (617) 578-4796 with any questions.

                                          Sincerely,

                                          /s/ Paula J. Minella
                                          Paula J. Minella, Esq.
                                          Counsel